General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
General and Administrative Expenses
in USD	2017	2016

Audit fees	50,000	225,000
Registration and listing fees	10,000	88,364
Legal fees	383,574	-
Other fees	34,153	7,937
Other expenses	846,361	76,066
Total general and administrative expenses	1,324,088	397,367